Revenue and Other Income (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)
Disclosure of Revenue Text Block [Abstract]
Other income	$ 398,391
Recognize income	5,514	$ 257,500
Research and development grant recognized			$ 306,595
R&D grant	2,158,936	369,045
Government assistance packages (in Dollars)
EMDG grant in other income	$ 28,000